Managed Container Fleet (Tables)	3 Months Ended
Mar. 31, 2022
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheets as of March 31, 2022 and December 31, 2021, which consisted of the following:

	March 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,604,306	$(1,912,142)	$4,692,164	$6,566,785	$(1,850,721)	$4,716,064
Containers - managed fleet	16,752	(1,185)	15,567	16,757	(943)	15,814
Total containers	$6,621,058	$(1,913,327)	$4,707,731	$6,583,542	$(1,851,664)	$4,731,878

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three months ended March 31, 2022 and 2021 were as follows:

	Three Months Ended March 31,
	2022	2021
Lease rental income - managed fleet	$12,641	$14,821
Less: distribution expense to managed fleet container investors	(11,173)	(13,495)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(453)	(169)
Management fees from leasing	1,015	1,157
Management fees from non-leasing services	532	1,036
Total management fees	$1,547	$2,193

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of March 31, 2022 and December 31, 2021 in the condensed consolidated balance sheets (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	March 31, 2022	December 31, 2021
Accounts receivable, net - owned fleet	$123,804	$118,107
Accounts receivable, net - managed fleet	7,571	7,639
Total accounts receivable, net	$131,375	$125,746

Prepaid expenses and other current assets - owned fleet	$15,162	$14,142
Prepaid expenses and other current assets - managed fleet	105	42
Total prepaid expenses and other current assets	$15,267	$14,184

Accounts payable and accrued expenses - owned fleet	$17,879	$21,736
Accounts payable and accrued expenses - managed fleet	406	375
Total accounts payable and accrued expenses	$18,285	$22,111

Container contracts payable - owned fleet	$130,055	$140,968
Total container contracts payable	$130,055	$140,968